Benefit Plans And Obligations For Termination Indemnity (Target Asset Allocation For The Plan) (Details)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Defined Benefit Plan Disclosure [Line Items]
Document Fiscal Year Focus	2018
Target asset allocation	100.00%	100.00%
Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Target asset allocation	63.00%	65.00%
Debt Securities
Defined Benefit Plan Disclosure [Line Items]
Target asset allocation	36.00%	35.00%
Other
Defined Benefit Plan Disclosure [Line Items]
Target asset allocation	1.00%	0.00%